Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AGF Investments Trust
Entity Central Index Key	0001479599
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
AGF U.S. Market Neutral Anti-Beta Fund
Shareholder Report [Line Items]
Fund Name	AGF U.S. Market Neutral Anti-Beta Fund
Class Name	AGF U.S. Market Neutral Anti-Beta Fund
Trading Symbol	BTAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AGF U.S. Market Neutral Anti-Beta Fund for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.agf.com/us/products/btal/index.jsp .. You can also request this information by contacting us toll-free at 1-888-893-2202.
Additional Information Phone Number	1-888-893-2202
Additional Information Website	https://www.agf.com/us/products/btal/index.jsp
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
BTAL	$135	1.40%

*	This includes short expenses

Expenses Paid, Amount	$ 135	[1]
Expense Ratio, Percent	1.40%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The AGF U.S. Market Neutral Anti-Beta Fund (“BTAL” or the“Fund”) finished the reporting period (July 01, 2024 to Jun 30. 2025) down -6.23%. The Fund had a negative return over the 12- month period but outperformed its benchmark index the Dow Jones U.S. Thematic Market Neutral Low Beta Index, which returned -8.97% during that period. The broad U.S. equity market, as represented by the Standard and Poor’s (S&P) 500 Index, finished the reporting period with a return of 15.16%. During the reporting period, the broad U.S. equity market generally trended upwards but at times exhibited some volatility, especially in April 2025 around the announcement of Liberation Day tariffs. During these periods of volatility, BTAL performed as expected and reduced drawdowns compared to pure broad equity market exposure. However, given the general upward trend in the U.S. equity market, BTAL underperformed the S&P 500 for the overall reporting period due to its objective of providing consistent negative beta exposure to the U.S. equity market and its inherent anti-beta bias.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below shows the Fund’s performance over the last 10 years and is based on the Fund’s net asset value (“NAV”).

Total Return Based on a $10,000 Investment

The above chart represents historical performance of a hypothetical $10,000 investment in the Fund over the past 10 years. The fund's past performance is not a good predictor of how the fund will perform in the future. The chart and Average Annual Total Return table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 years	10 Years
BTAL NAV Return	-6.23%	-4.07%	0.31%
S&P 500 Index	15.16%	16.64%	13.64%

Dow Jones U.S. Thematic Market Neutral Low Beta Index	-8.97%	-5.34%	0.11%

No Deduction of Taxes [Text Block]	The chart and Average Annual Total Return table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 296,220,413
Holdings Count | Holdings	403
Advisory Fees Paid, Amount	$ 705,068
Investment Company, Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics

Net Assets	$296,220,413
Number of Portfolio Holdings	403
Portfolio Turnover Rate	93%
Net Investment Advisory Fees	$705,068

Holdings [Text Block]

Fund Sector Weights (Based on Net Assets)
	% of Long Weight	% of Short Weight

Communication Services	3.9%	-4.1%
Consumer Discretionary	10.7%	-11.5%
Consumer Staples	5.1%	-5.5%
Energy	3.9%	-3.8%
Financials	14.7%	-16.6%
Health Care	10.2%	-11.2%
Industrials	16.4%	-17.8%
Information Technology	13.2%	-14.9%
Materials	5.1%	-5.0%
Real Estate	5.6%	-5.9%
Utilities	4.1%	-4.5%

Largest Holdings [Text Block]

Top Ten Holdings (Based on Net Assets)
Long		Short
HEICO Corp.	0.6%	Joby Aviation, Inc.	-0.7%
Iridium Communications, Inc.	0.5%	Insmed, Inc.	-0.7%
International Business Machines Corp.	0.5%	Reddit, Inc.	-0.7%
Guidewire Software, Inc.	0.5%	Robinhood Markets, Inc.	-0.7%
Dollar General Corp.	0.5%	SoFi Technologies, Inc.	-0.6%
Sunrun, Inc.	0.5%	Coinbase Global, Inc.	-0.6%
Bentley Systems, Inc.	0.5%	Affirm Holdings, Inc.	-0.6%
Juniper Networks, Inc.	0.5%	elf Beauty, Inc.	-0.6%
Royalty Pharma plc	0.5%	Guardant Health, Inc.	-0.6%
RTX Corp.	0.5%	CRISPR Therapeutics AG	-0.6%

[1]	This includes short expenses